Condensed Statements of Shareholders' Equity (Deficit) (Unaudited) - USD ($)	Total	Common Stock	Preferred Stock	Additional Paid-In Capital	Other Interest	Accumulated Deficit
Balance, shares at Dec. 31, 2019		29,396,652	8,000,000
Balance, amount at Dec. 31, 2019	$ (0)	$ 32,940	$ 800	$ 3,779,841	$ 0	$ (3,813,581)
Net Income (loss)	0					0
Balance, shares at Dec. 31, 2020		329,396,652	8,000,000
Balance, amount at Dec. 31, 2020	0	$ 32,940	$ 800	3,779,841	0	(3,813,581)
Net Income (loss)	0					0
Balance, shares at Mar. 31, 2021		329,396,652	8,000,000
Balance, amount at Mar. 31, 2021	$ 0	$ 32,940	$ 800	$ 3,779,841	$ 0	$ (3,813,581)